Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	1,980,000,000	265,000,000
Common stock, outstanding (in shares)	175,440,000	58,057,000
Common stock, issued (in shares)	175,440,000	58,057,000
New shares issued during period (in shares)	6,250,000,000
Series A cumulative redeemable convertible preferred stock [Member]
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Par value,authorized (in shares)	20,000,000	0
Temporary equity, issued (in shares)	142,000	0
Temporary equity, outstanding (in shares)	142,000	0
Redeemable convertible preferred stock [Member]
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Par value,authorized (in shares)	0	98,127,000
Temporary equity, issued (in shares)	0	62,240,000
Temporary equity, outstanding (in shares)	0	62,240,000